DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deposits, prepayments and other receivables	$ 824,462	$ 827,971
Deposit For Business Project [Member]
Deposits, prepayments and other receivables	138,027	138,615
Prepayment For Vending Machine [Member]
Deposits, prepayments and other receivables	517,220	519,422
Prepayments [Member]
Deposits, prepayments and other receivables	166,022	166,728
Rental Deposit [Member]
Deposits, prepayments and other receivables	$ 3,193	$ 3,206